                               F I N A N C I A L
                                H O R I Z O N S
                                INVESTMENT TRUST

                                      1995

                                     ANNUAL

                                     REPORT

                                       TO

                                  SHAREHOLDERS

                                October 31, 1995

CONTENTS

3   MESSAGE TO SHAREHOLDERS
-------------------------------------------------------------------------------
4   FUND HIGHLIGHTS
-------------------------------------------------------------------------------
6   STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
7   STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------
8   STATEMENTS OF CHANGES IN NET ASSETS
        GROWTH FUND
        MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
9   STATEMENTS OF CHANGES IN NET ASSETS
        GOVERNMENT BOND FUND
        CASH RESERVE FUND
-------------------------------------------------------------------------------
10  STATEMENT OF INVESTMENTS
        GROWTH FUND
-------------------------------------------------------------------------------
11  STATEMENT OF INVESTMENTS
        MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
12  STATEMENTS OF INVESTMENTS
        GOVERNMENT BOND FUND
        CASH RESERVE FUND
-------------------------------------------------------------------------------
13  FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
14  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
15  INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------


                                   This report is for the information of
                                   shareholders of the Financial Horizons
                                   Investment Trust's Mutual Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Funds.

        Message to Shareholders



                                    December 1995

    In 1995, the stock and bond markets surged and reached many record highs. The U.S. economy reached a very satisfactory higher plateau during this period and will likely settle down to a normal state of affairs. For the rest of 1995 and for 1996, we expect the U.S. will enjoy the second part of a long-lasting expansion characterized by moderate growth and low inflation with short-term interest rates having more room to fall. These factors--along with the overall positive business climate--suggest ongoing good performance for financial assets.

    This report features detailed information on each Financial Horizons fund and comments from your funds' portfolio managers. The Financial Horizons Growth Fund rose 21.6% for the 12 months ended October 31, 1995, assuming all dividends were reinvested. The investment objective of this Fund is to seek long-term capital appreciation. The average annual return over the past five years is 18.2%.

    Financial Horizons' Municipal Bond and Government Bond Funds are appropriate for investors seeking as high a level of income as is consistent with the preservation of capital. The Municipal Bond Fund had a total return of 14.5% for the 12 months ended October 31, 1995, assuming all dividends were reinvested, while the Government Bond Fund rose 16.7% for the same period.

    To help you execute transactions on your Financial Horizons funds, you may fax a wide variety of shareholder service requests to us at 1-614-249-8705 or simply call our toll-free shareholder service number at 1-800-848-0920. Your account representative will be happy to help you with new account instructions, address changes, investment or redemption requests.

    We appreciate your confidence, and thank you for choosing the funds of the Financial Horizons Investment Trust.



Peter F. Frenzer, Chairman

FINANCIAL HORIZONS INVESTMENT TRUST
FUND HIGHLIGHTS

Financial Horizons Growth Fund

For the year ended October 31, 1995, the Financial Horizons Growth Fund had a total return of 21.6%. The S&P 500 Index* returned 26.4% during the same period.

The same sectors have influenced the Fund's performance fairly consistently this year. Technology stocks, while they have recently declined from their peaks, have still provided strong year-to-date performance. Financial stocks too have had strong year-to-date gains. The Growth Fund has benefited from its holdings in both sectors. In addition, several individual small cap stocks, such as Advance Ross (3.6% of portfolio), American Business Information (2.4%), and National Dentex (3.1%), have had strong appreciation, and the Fund had significant enough weightings in them to show a noticeable benefit to performance.

The strategy of the Fund continues to be one of taking advantage of the liquidity its size gives it in buying and selling smaller cap stocks. So far, this year has seen numerous opportunities to realize profits in overvalued stocks, and to redeploy the assets in more promising issues. As a result, net investment income was slightly negative for the fiscal year, but the Fund recognized strong capital gains for this period.

John M. Schaffner, MBA, CFA
Portfolio Manager


The investment objective of the Growth Fund is to provide long-term capital appreciation.

                                       AVERAGE ANNUAL TOTAL RETURN+

                                  1 yr             5 yr.            Life
        w/o sc                    21.57%           18.16%           11.07%
        ------------------------------------------------------------------
        w/sc                      16.57%           17.95%           11.07%
        ==================================================================

                         RETURN ON A $10,000 INVESTMENT

[Graph, described below, shows the value of Growth Fund ($20,568) compared to S&P 500 ($25,812).]

Comparison of a $10,000 investment in the Growth Fund over a 10-year period ended October 31, 1995, and the S&P 500.*

*The S&P 500 is a broad, unmanaged index of securities, and unlike Fund returns, does not reflect any fees or expenses. Past performance is not predictive of future performance. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.

+For the periods ended 10/31/95. Without sales charge returns (w/o sc) do not reflect the effects of sales charges. With sales charge returns (w/sc) assume the applicable contingent deferred sales charge on withdrawals (declines from 5% in the first year to 0% after 6 years). This has the most dramatic effect on 1-year returns. These results include reinvestment of all dividends and capital gains distributions. The life of the funds is 6.8 years.

Financial Horizons Municipal Bond Fund

The municipal market has improved substantially over the past 12 months. The Bond Buyer 11 Index rallied by moving from 6.72% to 5.67%. The Lehman Brothers Municipal Bond Index* has traded up 14.8% while the Fund was up 14.5%.

In fiscal 1995, we have emphasized high credit quality, shorter average maturities, and higher average coupons. Our average coupon has increased from 5.87% to 6.16%, and average credit quality was maintained above a "Aa." As part of repositioning into a more defensive portfolio and to improve future performance, sales have generated net capital losses. The loss carry-forward created by these trades should enable the Fund to offset future capital gains as later sales are completed at a profit.

Diminished inflation expectations have played a significant role in the current market rally. Lower inflation has driven the nominal level of interest rates down; however, the market is keeping a close eye on developments in Congress over the proposed flat tax and deficit reductions.

We feel well positioned in the current market. We continue to search for value through a disciplined program of swaps. Our overall strategy continues to emphasize a longer-term approach which should serve well for future Fund performance in various market scenarios.

J. Randall Baney, MBA
Portfolio Manager


The investment objective of the Municipal Bond Fund is to provide as high a level of municipal income as is consistent with the preservation of capital.

                          AVERAGE ANNUAL TOTAL RETURN+

                                  1 yr.             5 yr.            Life
        w/o sc                    14.50%            7.75%            7.38%
        ------------------------------------------------------------------
        w/sc                       9.50%            7.45%            7.38%
        ==================================================================

                         Return on a $10,000 Investment
                                                                         $17,682
                                                                         $16,309


[Graph, described below, shows the value of Municipal Bond Fund ($16,309) compared to Lehman Brothers Municipal Bond Index ($17,682).]

Comparison of a $10,000 investment in the Municipal Bond Fund over a 10-year period ended October 31, 1995, and the Lehman Brothers Municipal Bond Index.*



*The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that are not adjusted for expenses and include bonds of lower quality than those purchased by our Funds. Past performance is not predictive of future performance. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.

Financial Horizons Government Bond Fund


Total return on the Government Bond Fund was 16.7% for the year ended October 31, 1995 compared to 15.4% for the Merrill Lynch Government Master Index.*

During 1995 those bond market investors who stayed invested during a difficult prior year have been rewarded for their patience. Long-term interest rates dropped by approximately 160 basis points during the twelve-month period ended October 31, 1995, resulting in significantly higher prices for bonds and bond funds. The Government Bond Fund participated in this rally by maintaining market exposure as interest rates peaked and then declined during the year.

The rally in the fixed-income markets has been due to the confluence of several factors. The most notable of these is the perception of an improving fiscal policy in the United States and a Federal Reserve that is given credit for engineering an economy that has continued to expand without igniting inflation concerns. Continued reports of subdued inflation have been interpreted both as signs of successful Federal Reserve policy and as indications of continued value in the bond market.

The Government Bond Fund continues to be invested in sectors of the government, agency, and mortgage-backed markets perceived to be undervalued. Approximately one-third of portfolio assets is invested in the Collateralized Mortgage Obligation (CMO) market. The yield on these conservatively-structured investments continues to make them attractive portfolio holdings.

Wayne T. Frisbee, CFA
Portfolio Manager

The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital.

                          AVERAGE ANNUAL TOTAL RETURN+

                                  1 yr.             5 yr.            Life
         w/o sc                   16.68%            9.68%            9.77%
         -----------------------------------------------------------------
         w/sc                     11.68%            9.40%            9.77%
         =================================================================

                         RETURN ON A $10,000 INVESTMENT

[Graph, described below, shows the value of Government Bond Fund ($18,976) compared to Merrill Lynch Government Master Index ($18,879).]

Comparison of a $10,000 investment in the Government Bond Fund over a 10-year period ended October 31, 1995, and the Merrill Lynch Government Master Index.*

*The Merrill Lynch Government Master Index is an index of unmanaged bonds which unlike Fund returns, do not reflect any fees or expenses. Past performance is not predictive of future performance. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.

+For the periods ended 10/31/95. Without sales charge returns (w/o sc) do not reflect the effects of sales charges. With sales charge returns (w/sc) assume the applicable contingent deferred sales charge on withdrawals (declines from 5% in the first year to 0% after 6 years). This has the most dramatic effect on 1-year returns. These results include reinvestment of all dividends and capital gains distributions. The life of the funds is 6.8 years.

Financial Horizons Cash Reserve Fund

Short-term interest rates rose during the first half of 1995. The Federal Reserve increased rates due to both an expanding economy and concern about inflation. By early July, expansion and inflation concerns had diminished. As a result, the Federal Reserve lowered the Fed Funds rate to 5.75% from 6.00%. In the near future, the Federal Reserve may decide to lower rates again if economic indicators point to a slowing economy.

Total return on the Cash Reserve Fund is 5.41% for the year ended October 31, 1995. The 30 day current yield was 5.20%, while the effective yield was 5.32%, on October 31, 1995.

The Fund continues to invest in only the highest rated money market securities. An internal credit review is completed on every company that the Fund invests in.

Karen G. Mader, MA
Senior Securities Portfolio Manager


The investment objective of the Cash Reserve Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with a maturity of 397 days or less.

                          AVERAGE ANNUAL TOTAL RETURN+

                                  1 yr.            5 yr.            Life
        w/o sc                    5.41%            3.76%            4.69%
        =================================================================

                         RETURN ON A $10,000 INVESTMENT

[Graph, described below, shows the value of Cash Reserve Fund ($13,703) compared to Consumer Price Index ($12,749).]

Comparison of a $10,000 investment in the Cash Reserve Fund over a 10-year period ended October 31, 1995, and the Consumer Price Index.*

An investment in the Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 a share.



*The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods, and, unlike the Fund, does not reflect any fees or expenses. Past performance is not predictive of future performance.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1995

                                                               MUNICIPAL      GOVERNMENT        CASH
                                                  GROWTH         BOND            BOND         RESERVE
                                                   FUND          FUND            FUND           FUND
------------------------------------------------------------------------------------------------------
Assets

Investments in securities, at value
        (cost $5,916,116, $25,203,813,
        $66,050,630, and $4,143,039,
        respectively)                          $ 7,609,291     25,638,318     69,093,935     4,143,039
Cash                                                18,482           --             --          11,865
Accrued interest and dividends
        receivable                                   2,288        445,612        495,711          --
Receivable for Fund shares sold                        166           --             --            --
Receivable for investment securities sold             --        1,264,511         60,989          --
                                               -------------------------------------------------------
        Total Assets                             7,630,227     27,348,441     69,650,635     4,154,904
                                               -------------------------------------------------------

Liabilities

Payable for investment securities purchased           --          975,843           --            --
Net payable for Fund shares redeemed                21,066         28,235        191,458           716
Demand loan payable to bank (note 3)                  --          453,685           --            --
Sales charge payable                                 3,785          8,888         34,188          --
Accrued management fees (note 2)                     4,249         13,853         37,034         1,407
Accrued distribution fees (note 2)                   3,271         10,656           --            --
Accrued transfer agent fees (note 2)                   957          1,275         (1,845)           83
Payable for dividends accrued                         --           40,163        167,485         1,527
Other accrued expenses                               3,238          9,927         32,442           939
                                               -------------------------------------------------------
        Total Liabilities                           36,566      1,542,525        460,762         4,672
                                               -------------------------------------------------------
NET ASSETS                                     $ 7,593,661     25,805,916     69,189,873     4,150,232
                                               =======================================================
Represented by:
   Capital Shares, $1 par value
     outstanding                                   417,898      2,397,968      6,248,879     4,150,235
   Capital paid in excess of par value           4,668,069     24,179,670     61,946,129          --
   Net unrealized appreciation                   1,693,175        434,505      3,043,305          --
   Accumulated undistributed net
     realized gain (loss)                          821,167     (1,200,475)    (2,048,440)           (3)
   Accumulated (distributions in
     excess of) undistributed net              -------------------------------------------------------
     investment income                              (6,648)        (5,752)          --            --
                                               -------------------------------------------------------
NET ASSETS                                     $ 7,593,661     25,805,916     69,189,873     4,150,232
                                               =======================================================
Shares outstanding (unlimited
   number of shares authorized)                    417,898      2,397,968      6,248,879     4,150,235
                                               =======================================================
Net assets per share                           $     18.17          10.76          11.07          1.00
                                               =======================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
Year ended October 31, 1995

                                                                              MUNICIPAL      GOVERNMENT         CASH
                                                                GROWTH           BOND           BOND           RESERVE
                                                                 FUND            FUND           FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Income:
   Dividends                                                  $    78,212          --              --             --
   Interest                                                        24,107     1,622,251       4,856,159        245,688
   Other income (note 2)                                             --            --           181,387           --
                                                              ----------------------------------------------------------
                                                                  102,319     1,622,251       5,037,546        245,688
Expenses (note 2):                                            ----------------------------------------------------------
   Distribution fees                                               54,102       197,313         516,795           --
   Investment management fees                                      46,886       171,005         447,894         16,571
   Transfer agent fees                                             12,323        16,662          51,384          1,104
   Professional services                                            2,103         8,105          21,569          1,223
   Registration fees                                                1,843         3,126           6,066          1,079
   Shareholders' reports                                            2,858         4,932          17,477            370
   Custodian fees                                                   2,435        13,500          15,000          5,476
   Trustees' fees and expenses                                      1,012         3,750           9,826            588
   Other                                                              436         1,724           3,798            317
                                                              ----------------------------------------------------------
     Total expenses before waived expenses                        123,998       420,117       1,089,809         26,728
                                                              ----------------------------------------------------------
     Total waived expenses                                        (18,033)      (65,771)       (476,865)          --
                                                              ----------------------------------------------------------
       Net expenses                                               105,965       354,346         612,944         26,728
                                                              ----------------------------------------------------------
     Net investment income (loss)                                  (3,646)    1,267,905       4,424,602        218,960
                                                              ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

   Net realizeed gain (loss) on investments
     (note 3)                                                     821,167      (809,772)        500,983             (3)
                                                              -----------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation)                                               607,704     3,105,091       5,712,175           --
                                                              -----------------------------------------------------------
   Net realized and unrealized
     gain (loss) on investments                                 1,428,871     2,295,319       6,213,158             (3)
                                                              -----------------------------------------------------------
   Net increase in net assets
     resulting from operations                                $ 1,425,225     3,563,224      10,637,760        218,957
                                                              ===========================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Years ended October 31, 1995 and 1994

                                                                     GROWTH                          MUNICIPAL BOND
                                                                      FUND                                FUND

                                                            1995              1994               1995               1994
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                     $    (3,646)           12,740          1,267,905          1,286,380
      Net realized gain (loss) on investments              821,167           112,756           (809,772)          (390,703)
      Net change in unrealized appreciation
        (depreciation) of investments                      607,704           305,197          3,105,091         (4,008,495)
                                                       -------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations                        1,425,225           430,693          3,563,224         (3,112,818)
                                                       -------------------------------------------------------------------

    Distributions to shareholders from:
      Net investment income                                   --             (14,818)        (1,266,974)        (1,280,971)
      In excess of net investment income                    (5,505)             --                 --                 --
      Net realized gain from investment
        transactions                                       (65,310)             --                 --             (636,382)
                                                       -------------------------------------------------------------------
      Decrease in net assets from
        distributions to shareholders                      (70,815)          (14,818)        (1,266,974)        (1,917,353)
                                                       -------------------------------------------------------------------

    Capital share transactions:
      Net proceeds from sale of shares                     520,132         1,664,390            437,772          7,416,729
      Net asset value of shares issued to
        shareholders from reinvestment of
        dividends and distributions                         69,603            14,530            827,461          1,268,408
      Cost of shares redeemed                           (1,137,884)         (471,909)        (4,168,004)        (3,070,429)
                                                       -------------------------------------------------------------------
      Increase (decrease) in net assets derived
        from capital share transactions                   (548,149)        1,207,011         (2,902,771)         5,614,708
                                                       -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                      806,261         1,622,886           (606,521)           584,537

NET ASSETS - BEGINNING OF YEAR                           6,787,400         5,164,514         26,412,437         25,827,900
                                                       -------------------------------------------------------------------

NET ASSETS - END OF YEAR                               $ 7,593,661         6,787,400         25,805,916         26,412,437
                                                       ===================================================================
Undistributed net realized gain (loss) on
    investments included in net assets
    at end of period  (note 1)                         $   821,167            65,310         (1,200,475)          (390,703)
                                                       ===================================================================

Undistributed (distributions in excess of)
    net investment income included in net
    assets at end of period (note 1)                   $    (6,648)            2,503             (5,752)            (6,683)
                                                       ===================================================================

Shares sold                                                 32,495           116,704             42,427            660,497
Shares issued to shareholders from reinvest-
    ment of dividends and distributions                      4,761             1,038             80,208            115,125
Shares redeemed                                            (68,472)          (33,208)          (403,632)          (294,362)
                                                       -------------------------------------------------------------------

      Net increase (decrease) in number
              of  shares                                   (31,216)           84,534           (280,997)           481,260
                                                       ===================================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Years ended October 31, 1995 and 1994

                                                                GOVERNMENT BOND                         CASH RESERVE
                                                                     FUND                                   FUND

                                                           1995                1994              1995              1994
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                             $  4,424,602           4,233,446           218,960           105,988
    Net realized gain (loss) on investments                500,983          (2,549,423)               (3)               36
    Net change in unrealized appreciation
      or  depreciation of investments                    5,712,175          (5,537,920)             --                --
                                                      --------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations                         10,637,760          (3,853,897)          218,957           106,024
                                                      --------------------------------------------------------------------

  Distributions to shareholders from:
    Net investment income                               (4,454,858)         (4,215,913)         (218,917)         (106,031)
    Net realized gain from investment
      transactions                                            --              (675,985)              (35)             --
    Paid in capital                                        (14,227)               --                --                --
                                                      --------------------------------------------------------------------
    Decrease in net assets from
      distributions  to shareholders                    (4,469,085)         (4,891,898)         (218,952)         (106,031)
                                                      --------------------------------------------------------------------

  Capital share transactions:
    Net proceeds from sale of shares                     1,055,320           3,986,976           890,988         1,829,645
    Net asset value of shares issued to
      shareholders from reinvestment of
      dividends and distributions                        2,526,566           2,648,228           213,199            84,108
    Cost of shares redeemed                            (10,778,823)        (12,273,612)         (903,863)         (751,467)
                                                      --------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from capital share transactions                   (7,196,937)         (5,638,408)          200,324         1,162,286
                                                      --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (1,028,262)        (14,384,203)          200,329         1,162,279

NET ASSETS - BEGINNING OF YEAR                          70,218,135          84,602,338         3,949,903         2,787,624
                                                      --------------------------------------------------------------------

NET ASSETS - END OF YEAR                              $ 69,189,873          70,218,135         4,150,232         3,949,903
                                                      ====================================================================

Undistributed net realized gain (loss) on
    investments included in net assets
    at end of period  (note 1)                        $ (2,048,440)         (2,549,423)               (3)               35
                                                      ====================================================================
Undistributed net investment income
    included in net assets at end
       of period (note 1)                             $       --                30,256              --                 (43)
                                                      ====================================================================

Shares sold                                                100,153             362,791           890,988         1,829,645
Shares issued to shareholders from reinvest-
    ment of dividends and distributions                    239,877             246,966           213,199            84,108
Shares redeemed                                         (1,029,256)         (1,155,210)         (903,863)         (751,467
                                                      --------------------------------------------------------------------
     Net increase (decrease) in number
           of shares                                      (689,226)           (545,453)          200,324         1,162,286
                                                      ====================================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
GROWTH FUND
Statement of Investments October 31, 1995


COMMON STOCKS (92.0%)                                      Shares   Value (Note 1)
                                                           ------   --------------
Airlines (1.3%)
        Skywest Inc.                                        6,000     $  102,750
                                                                      ----------

Business Service (6.4%)
        American Business Information*                     10,500        183,750
        Healthcare Services Group, Inc. *                   6,000         52,500
        Olsten Corp. (The)                                  4,400        169,400
        TRO Learning, Inc.*                                10,000         78,750
                                                                      ----------
                                                                         484,400
                                                                      ----------
Chemicals (1.9%)
        Loctite Corp.                                       1,000         47,250
        Sigma-Aldrich Corporation                           2,000         95,000
                                                                      ----------
                                                                         142,250
                                                                      ----------
Computer Equipment (0.9%)
        American Power Conversion Corp.*                    7,000         71,750
                                                                      ----------

Computer Services and Software (4.0%)
        CFI Proservices, Inc.*                             10,000        136,250
        SPSS, Inc.*                                        10,000        168,750
                                                                      ----------
                                                                         305,000
                                                                      ----------
Consumer Products (3.1%)
        National Picture & Frame Co.*                      16,000        136,000
        Newell Co.                                          4,000         96,500
                                                                      ----------
                                                                         232,500
                                                                      ----------
Contract Manufacturing (3.0%)
        Dovatron International, Inc.*                       4,000        123,000
        Electronic Fab Tech Corporation*                    5,000         22,813
        Triple S Plastics, Inc.*                            9,000         83,250
                                                                      ----------
                                                                         229,063
                                                                      ----------
Dental (4.0%)
        Dentsply International Inc.                         2,000         69,000
        National Dentex Corp.*                             13,000        234,000
                                                                      ----------
                                                                         303,000
                                                                      ----------
Distribution (1.3%)
        Bergen Brunswig Corp., Class A                      4,725         98,044
                                                                      ----------

Drugs (4.4%)
        Allergan Inc.                                       4,000        117,500
        Schering-Plough Corporation                         4,000        214,500
                                                                      ----------
                                                                         332,000
                                                                      ----------
Education (2.0%)
        DeVry Incorporated*                                 7,000        155,750
                                                                      ----------

Electronics (5.8%)
        Intel Corp.                                         4,000        279,500
        Woodhead Industries, Inc.                          11,100        158,175
                                                                      ----------
                                                                         437,675
                                                                      ----------
Engineering & Construction (1.5%)
        Fluor Corporation                                   2,000        113,000
                                                                      ----------

Financial Services (10.8%)
        Bear Stearns Companies, Inc.                        3,472         69,006
        Gainsco, Inc.                                      18,231        157,242
        Merrill Lynch & Co., Inc.                           5,000        277,500
        Morgan Stanley Group, Inc.                          1,000         87,000
        Silicon Valley Bancshares*                          8,400        161,700
        Standard Financial, Inc.*                           5,000         68,750
                                                                      ----------
                                                                         821,198
                                                                      ----------
Food & Beverages (1.1%)
        Grand Metropolitan Plc ADR                          1,500         41,250
        Grand Metropolitan Plc                              5,800         40,085
                                                                      ----------
                                                                          81,335
                                                                      ----------
Food -- Grain & Agriculture (2.8%)
         Archer Daniels Midland Co.                        13,387        215,865
                                                                      ----------

Healthcare Services (3.7%)
        Columbia HCA/Healthcare Corp.                       4,000        196,500
        United American HealthCare Corp. *                  7,500         82,500
                                                                      ----------
                                                                         279,000
                                                                      ----------
Machinery & Capital Goods (5.6%)
        Duriron, Inc.                                       3,000         80,250
        Emerson Electric Company                            1,000         71,250
        Kaman Corporation                                   9,200         98,900
        Zebra Technologies Corporation*                     3,000        178,500
                                                                      ----------
                                                                         428,900
                                                                      ----------
Medical Products (1.1%)
        Biomet, Inc.*                                       5,000         83,125
                                                                      ----------
Oil & Gas (2.6%)
        Amoco Corporation                                   1,300         83,038
        Royal Dutch Petroleum Company                         500         61,436
        Texaco, Inc.                                          800         54,500
                                                                      ----------
                                                                         198,974
                                                                      ----------
Pollution Control (0.9%)
        WMX Technologies, Inc.                              2,500         70,313
                                                                      ----------
Printing & Publishing (5.2%)
        Merrill Corporation                                 6,000         96,000
        New England Business Service, Inc.                  6,000        115,500
        Reader's Digest Assoc., Inc., Class B               2,800        129,500
        Varitronic Systems Inc.*                            6,000         54,000
                                                                      ----------
                                                                         395,000
                                                                      ----------
Restaurants (3.5%)
        Bob Evans Farms Inc.                                5,000         90,000
        Wendy's International, Inc.                         8,500        174,900
                                                                      ----------
                                                                         264,900
                                                                      ----------

Retail (7.0%)
        Advance Ross Corp.*                                10,000        275,000
        Cash America International, Inc.                    6,000         30,750
        Franklin Quest Co.*                                 3,000         71,625
        Smart & Final Inc.                                  5,000         93,750
        Tractor Supply Co.*                                 4,000         63,000
                                                                      ----------
                                                                         534,125
                                                                      ----------
Telecommunications (7.1%)
        AT & T Corporation                                  2,200        140,800
        MCI Communications Corporation                      9,800        244,388
        Sprint Corporation                                  4,000        154,000
                                                                      ----------
                                                                         539,188
                                                                      ----------
Tire & Rubber (1.0%)
         Cooper Tire & Rubber Company                       3,000         69,375
                                                                      ----------
        Total common stocks                                            6,988,480
                                                                      ----------
        (cost $5,295,305)

U.S. GOVERNMENT OBLIGATIONS (7.2%)
         U.S. Treasury Bills                           Principal
                                                       ----------
          5.06% through 5.30%, due 11/16/95
          through 03/7/96
          (cost $548,811)                              $  555,000        548,811
                                                                      ----------
REPURCHASE AGREEMENT (1.0%)
        Merrill Lynch & Co., Inc.,
        5.45%, due 11/06/95, Collateralized by
        $589,677 FHLMC CMO, 6.7625%,
         due 07/15/23 and $190
         FHLMC #309710, 10.50%, due
        11/01/18, value $74,657
        (cost $72,000)                                     72,000         72,000
                                                                      ----------
                Total investments
                (cost $5,916,116)                                     $7,609,291
                                                                      ----------

*  Denotes a non-income producing security.
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
MUNICIPAL BOND FUND
Statement of Investments October 31, 1995

LONG-TERM MUNICIPAL SECURITIES - (99.4%)                         Principal     Value (Note 1)
                                                                 ---------     --------------

Alabama (4.4%)
        Birmingham, Alabama General
                Obligation Refunding Bonds,
                        Series 1992-B,
                                6.25%, 2016                     $ 1,100,000      1,138,500
                                                                               -----------
Florida (7.3%)
        Florida State Full Faith and Credit State
                Board of Education Public Education
                        Capital Outlay Bonds, Series 1992-D,
                                5.20%, 2014                       1,000,000        951,250
        Orlando Florida Utilities Commission
                Water and Electric Subordinated Revenue
                        Refunding Bonds, Series 1993-A,
                                5.25%, 2014                       1,000,000        941,250
                                                                               -----------
                                                                                 1,892,500
                                                                               -----------
Massachusetts (8.3%)
        Massachusetts State Housing Finance
                Agency Residential Development
                        Bonds, Series 1992-D
                                6.80%, 2012                       1,000,000      1,061,250
Massachusetts State General Obligation
                Bonds Consolidated Loan of 1992,
                        Series-B, 6.50%, 2013                     1,000,000      1,068,750
                                                                               -----------
                                                                                 2,130,000
                                                                               -----------
Nevada (3.8%)
        Nevada State General Obligation,
                Nevada Municipal Bond Bank Project,
                        Numbers 49 & 50,
                                5.50%, 2016                       1,000,000        970,000
                                                                               -----------
New Jersey (5.2%)
        New Jersey Turnpike Authority Turnpike
                Revenue Bonds, Series 1991-C,
                        6.50%, 2016                               1,225,000      1,345,969
                                                                               -----------
New York (4.0%)
        New York Local Government Assistance
                Corporation, Series 1993-E
                        Refunding Bonds,
                                6.00%, 2014                       1,000,000      1,041,250
                                                                               -----------
North Carolina (13.6%)
        Charlotte-Mecklenburg Hospital
                Authority, North Carolina Health Care
                        System Revenue Bonds, Series 1992,
                                6.25%, 2020                       1,250,000      1,278,125

        North Carolina Eastern Municipal Power
                Agency Power System Revenue Bonds,
                        Refunding, Series 1993-B,
                                6.25%, 2012                       1,250,000      1,260,938

        North Carolina Medical Care Commission
                Hospital Revenue Refunding, Presbyterian
                        Health Services Project,
                                5.50%, 2020                       1,000,000        961,250
                                                                               -----------
                                                                                 3,500,313
                                                                               -----------
Pennsylvania (8.7%)
        Pennsylvania Housing Finance Agency
                Rental Housing Refunding Bonds,
                        Issue 1992, 6.40%, 2012                   1,250,000      1,271,875

        Pennsylvania Turnpike Commission
                Turnpike Revenue Bonds, Series 1992-O,
                        5.50%, 2017                               1,000,000        967,500
                                                                               -----------
                                                                                 2,239,375
                                                                               -----------
South Carolina (3.9%)
        South Carolina State Housing Finance &
                Development Authority Homeownership
                        Mortgage Purchase Bonds,
                                1994 Series-A, 6.375%, 2016       1,000,000      1,015,000
                                                                               -----------
Tennessee (4.1%)
        Nashville & Davidson County, Tennessee
                General Obligation Multi-Purpose
                        Improvement Bonds, Series 1994,
                                6.125%, 2014                      1,030,000      1,071,200
                                                                               -----------
Texas (18.1%)
        Harris County, Texas Tax and Revenue
                Certificates of Obligation, Series 1994,
                        6.10%, 2013                               1,000,000      1,036,250
        Houston, Texas Water and Sewer System
                Revenue Junior Lien Refunding Bonds,
                        Series 1991-C,
                                6.375%, 2017                      1,160,000      1,212,200
        University of Texas System Revenue
                Financing System Refunding Bonds,
                        Series 1991-B, 6.75%, 2013                1,250,000      1,348,437
        Weatherford, Texas Independent School District
                Unlimited Tax School Building and
                        Refunding Bonds, Series 1994,
                                6.50%, 2015                       1,000,000      1,065,000
                                                                               -----------
                                                                                 4,661,887
                                                                               -----------
Utah (3.9%)
        Utah Housing Finance Agency Multi-
                Family Housing Revenue Refunding Bonds,
                        (Cottonwood Apartments Project),
                                Issue 1995, 6.30%, 2015           1,000,000      1,011,250
                                                                               -----------
Virginia (10.1%)
        Richmond, Virginia General Obligation
                Public Improvement Refunding Bonds,
                        Series 1991-B,
                                6.25%, 2018                       1,000,000      1,017,500
        Virginia Housing Development Authority
                Commonwealth Mortgage Bonds, Series
                        1992-C, Subseries C-7,
                                6.30%, 2015                         900,000        916,875
        Virginia Housing Development Authority
                Multi-Family Housing Bonds,
                        Series 1991-F, 7.10%, 2013                  140,000        148,575
        Virginia Housing Development Authority
                Commonwealth Mortgage Bonds,
                        Series 1990-B, Subseries B-4,
                                6.85%, 2017                         500,000        516,875
                                                                               -----------
                                                                                 2,599,825
                                                                               -----------

Washington (4.0%)
        King County Washington Limited Tax
                General Obligation Various Purpose and
                        Refunding Bonds, Series 1993-A
                                6.00%, 2012                       1,000,000      1,021,249
                                                                               -----------
                        Total long-term municipal securities
                                (cost $25,203,813)                             $25,638,318
                                                                               -----------


Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
GOVERNMENT BOND FUND
Statement of Investments October 31, 1995

MORTGAGE BACKED SECURITIES (34.9%)
                                                                    Principal     Value (Note 1)
                                                                    ---------     --------------
        FHLMC (REMIC) Series 1313-G,
                7.25%, 2007                                        $ 2,000,000       2,043,878
        FHLMC (REMIC) Series 1344-D,
                6.00%, 2007                                          3,000,000       2,818,107
        FHLMC (REMIC) Series 31-E,
                7.55%, 2020                                          1,289,219       1,317,890
        FHLMC (REMIC) Series 190-D,
                9.20%, 2021                                            900,000         936,674
        FHLMC (REMIC) Series 1143-Z,
                7.50%, 2021                                          2,636,511       2,672,049
        FNMA (REMIC) Series 1989-86,
                8.75%, 2019                                            553,985         577,252
        FNMA (REMIC) Series 1990-16D,
                9.00%, 2020                                          4,000,000       4,226,836
        FNMA (REMIC) Series 1990-7B,
                8.50%, 2020                                          2,000,000       2,081,678
        FNMA (REMIC) Series 1991-68E,
                8.35%, 2003                                          1,000,000       1,019,919
        FNMA (REMIC) Series 1991-73A,
                8.00%, 2021                                          1,200,000       1,236,791
        FNMA (REMIC) Series 1992-126VB,
                8.00%, 2002                                          4,000,000       4,187,316
        FNMA (REMIC) Series 1993-203PJ,
                6.50%, 2023                                          1,000,000         994,369
                                                                                   -----------
                        Total mortgage backed securities
                        (cost $23,201,285)                                          24,112,759
                                                                                   -----------

U.S. GOVERNMENT AND AGENCY LONG-TERM
OBLIGATIONS (62.7%)
        Federal Home Loan Banks,
                7.08%, 2000                                          4,000,000       4,024,584
        Federal Home Loan Banks,
                6.36%, 2001                                          8,560,000       8,652,388
        Federal Home Loan Mortgage Corp.,
                6.31%, 2004                                          4,000,000       3,908,760
        Federal Home Loan Mortgage Corp.,
                7.98%, 2004                                          5,890,000       6,059,756
        Federal National Mortgage Association,
                6.90%, 2004                                          5,000,000       5,011,965
        Federal National Mortgage Association,
                7.05%, 2000                                          1,520,000       1,536,201
        Resolution Funding STRIPS,
                0.00%, 2006                                         15,000,000       7,800,885
        Resolution Funding STRIPS,
                0.00%, 2008                                          3,000,000       1,357,257
        Resolution Funding STRIPS,
                0.00%, 2013                                         10,000,000       3,103,190
        Resolution Funding STRIPS,
                0.00%, 2020                                         10,000,000       1,912,190

                        Total U.S. government and
                        agency long-term obligations
                        (cost $41,235,345)                                          43,367,176
                                                                                   -----------

REPURCHASE AGREEMENT (2.3%)
        Prudential Securities
                5.75% due 11/1/95, Collateralized by
                  $1,765,000 U.S. Treasury Bond, due 10/17/96,
                     market value - $1,676,503
                       (cost $1,614,000)                                             1,614,000
                                                                                   -----------
                         Total investments
                         (cost $ 66,050,630)                                       $69,093,935
                                                                                   -----------


FINANCIAL HORIZONS INVESTMENT TRUST
CASH RESERVE FUND
Statement of Investments October 31, 1995

CANADIAN GOVERNMENT OBLIGATIONS (7.5%)
                                                                    Principal     Value (Note 1)
                                                                    ---------     --------------
        Canadian Wheat Board
                5.62%, due 12/08/95                            $  160,000        159,076
        Export Development Corp.
                5.62%, due 12/08/95                               152,000        151,833
                                                                              ----------
                Total Canadian government obligations
                (cost $310,909)                                                  310,909
                                                                              ----------
COMMERCIAL PAPER (89.1%)
Auto/Finance (3.8%)
        Ford Motor Credit Co.
                5.70%, due 12/04/95                               160,000        159,164
                                                                              ----------
Banks (14.5%)
        CoreStates Capital Corp.
                5.67%, due 01/17/96                               160,000        158,060
        Morgan (J.P.) & Company, Inc.
                5.70%, due 11/20/95                               160,000        159,519
        National City Credit Corp.
                5.67%, due 12/19/95                               150,000        148,866
        Norwest Corp.
                5.65%, due 11/17/95                               135,000        134,661
                                                                              ----------
                                                                                 601,106
                                                                              ----------
Broker/Dealers (14.9%)
        Bear Stearns Companies, Inc.
                5.76%, due 11/16/95                               143,000        142,657
        Dean Witter Discover & Co.
                5.68%, due 01/26/96                               160,000        157,829
        Merrill Lynch & Co., Inc.
                5.72%, due 11/22/95                               153,000        152,490
        Smith Barney, Inc.
                5.71%, due 11/28/95                               165,000        164,293
                                                                              ----------
                                                                                 617,269
                                                                              ----------
Captive Borrowing Conduit (2.7%)
        Prudential Funding Corp.
                5.74%, due 11/20/95                               114,000        113,655
                                                                              ----------
Consumer/Sales Finance (9.6%)
        American Express Credit Corp.
                5.67%, due 12/08/95                               156,000        155,091
        Associates Corp. of North America
                5.60%, due 01/05/96                               125,000        123,736
        Beneficial Corp.
                5.73%, due 11/08/95                               118,000        117,868
                                                                              ----------
                                                                                 396,695
                                                                              ----------
Corporate Credit Unions (2.6%)
        U.S. Central Credit Union
                5.65%, due 01/19/96                               108,000        106,661
                                                                              ----------
Diversified Finance (7.6%)
        General Electric Capital Corp.
                5.57%, due 02/21/96                               160,000        157,227
        Transamerica Finance Group Inc.
                5.67%, due 11/13/95                               160,000        159,697
                                                                              ----------
                                                                                 316,924
                                                                              ----------
Financial Service/Utility (3.6%)
        National Rural Utilities Cooperative Finance Corp.
                        5.70%, due 11/09/95                       150,000        149,810
                                                                              ----------
Foods and Beverages (3.1%)
        Campbell Soup Co.
                5.67%, due 01/10/96                               127,000        125,600
                                                                              ----------
Insurance (3.2%)
        American General Corp.
                5.66%, due 12/14/95                               132,000        131,107
                                                                              ----------
Insurance-Life (3.7%)
        MetLife Funding, Inc.
                 5.71%, due 11/17/95                              155,000        154,607
                                                                              ----------
Lease Financing (3.8%)
        PHH Corporation
                5.72%, due 12/04/95                               160,000        159,161
                                                                              ----------
Office Equipment and Supply (2.4%)
                5.675%, due 12/01/95                              100,000         99,527
                                                                              ----------
Oil & Gas (3.9%)
        Chevron Oil Finance
                5.75%, due 11/06/95                               160,000        159,872
                                                                              ----------
Paper and Forest Products (3.8%)
        Sonoco Products Co.
                5.60%, due 12/15/95                               160,000        158,905
                                                                              ----------
Pharmaceuticals/Health Care (2.3%)
        Schering Corp.
                5.57%, due 04/16/96                               100,000         97,416
                                                                              ----------
Retail Trade (3.6%)
        Wal-Mart Stores Inc.
                5.68%, due 11/14/95                               150,000        149,692
                                                                              ----------


        Total commercial paper
                        (cost $3,697,171)                                      3,697,171
                                                                              ----------
U.S. GOVERNMENT OBLIGATIONS (3.2%)
        Federal National Mortgage Association
                5.59%, due 11/03/95
                        (cost $134,959)                           135,000        134,959
                                                                              ----------
                                Total investments
                                (cost $4,143,039)                             $4,143,039
                                                                              ----------

Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding throughout the years ended October 31.

                                                        GROWTH FUND                            MUNICIPAL BOND FUND
                                           1995    1994    1993    1992    1991     1995     1994     1993     1992     1991
NET ASSET VALUE
  BEGINNING OF PERIOD                    $15.11   14.17   12.46   11.99    8.65     9.86    11.75    10.64    10.61    10.00
  Net investment income (loss)and          (.01)    .03     .08     .22     .17      .50      .49      .56      .61      .65
  Net realized gain (loss
    unrealized appreciation
    (depreciation)                         3.23     .95    1.73     .43    3.72      .90    (1.62)    1.22      .07      .61
                                         -----------------------------------------------------------------------------------
      Total From Investment
        Operations                         3.22     .98    1.81     .65    3.89     1.40    (1.13)    1.78      .68     1.26
                                         -----------------------------------------------------------------------------------
Dividends from net
  investment income                        --      (.04)   (.10)   (.18)   (.30)    (.50)    (.49)    (.56)    (.61)    (.65)
Distributions in excess of net
  investment income                        (.01)   --      --      --      --       --       --       --       --       --
Distributions from net
  realized gain from
  investment transactions                  (.15)   --      --      --      (.25)    --       (.27)    (.11)    (.04)    --
                                         -----------------------------------------------------------------------------------
        Total Distributions                (.16)   (.04)   (.10)   (.18)   (.55)    (.50)    (.76)    (.67)    (.65)    (.65)
                                         -----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value                          3.06     .94    1.71     .47    3.34      .90    (1.89)    1.11      .03      .61
NET ASSET VALUE-
  END OF PERIOD                          $18.17   15.11   14.17   12.46   11.99    10.76     9.86    11.75    10.64    10.61
                                         ===================================================================================

Total Return (1 Year)                     21.57%   6.92%  14.59%   5.42%  46.67%   14.50%  (10.11%)  17.18%    6.56%   13.01%

Net Assets, End of Period (000)          $7,594   6,787   5,165   3,095   1,175   25,806   26,412   25,828   14,641    5,632
  Ratio of expense to
    average net assets                     1.47%   1.59%   1.44%   1.27%   1.20%    1.35%    1.27%    1.01%     .65%     .30%
  Ratio of net investment income (loss)
    to average net assets                  (.05%)   .21%   0.63%   1.45%   2.01%    4.82%    4.58%    4.81%    5.65%    6.28%
  Ratio of expense to
    average net assets*                    1.72%   1.90%   2.03%   2.02%   1.95%    1.60%    1.57%    1.61%    1.62%    1.69%
  Ratio of net investment income (loss)
    to average net assets*                 (.30%)  (.82%)  0.05%   0.70%   1.26%    4.57%    4.26%    4.11%    4.68%    4.85%
Portfolio turnover                        29.19%  14.14%  12.98%  12.14%   5.68%   60.79%   69.67%   46.95%   57.98%   45.12%



                                                 GOVERNMENT BOND FUND                               CASH RESERVE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                     1995      1994      1993      1992      1991      1995      1994      1993      1992      1991

NET ASSET VALUE-
  BEGINNING OF PERIOD             $ 10.12     11.31     11.00     10.81     10.13      1.00      1.00      1.00      1.00      1.00
Net investment income                 .68       .58       .63       .89       .90       .05       .03       .02       .03       .05
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                      .95     (1.10)      .50       .25       .68      --        --        --        --        --
                                  -------------------------------------------------------------------------------------------------
    Total From Investment
      Operations                     1.63      (.52)     1.13      1.14      1.58       .05       .03       .02       .03       .05
                                  -------------------------------------------------------------------------------------------------
Dividends from net
  investment income                  (.68)     (.58)     (.66)     (.89)     (.89)     (.05)     (.03)     (.02)     (.03)     (.05)
Distributions from net
  realized gain from
  investment transactions            --        (.09)     (.16)     (.06)     (.01)     --        --        --        --        --
                                  -------------------------------------------------------------------------------------------------
    Total Distributions              (.68)     (.67)     (.82)     (.95)     (.90)     (.05)     (.03)     (.02)     (.03)     (.05)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value                     .95     (1.19)      .31       .19       .68      --        --        --        --        --
NET ASSET VALUE-
  END OF PERIOD                   $ 11.07     10.12     11.31     11.00     10.81      1.00      1.00      1.00      1.00      1.00
                                  =================================================================================================
Total Return (1 Year)               16.68%    (4.75%)   10.76%    10.93%    16.25%     5.41%     3.08%     2.05%     3.07%     5.27%
Net Assets, End of Period (000)   $69,190    70,218    84,602    64,249    25,873     4,150     3,950      2,788     2,538     2,416
Ratio of expense to
  average net assets                  .89%     1.28%     1.00%      .65%     --         .65%      .84%     1.17%     1.06%     1.06%
Ratio of net investment income
  to average net assets              6.42%     5.42%     5.55%     8.18%     8.22%     5.29%     3.14%     2.04%     3.02%     5.10%
Ratio of expense to
  average net assets *               1.58%     1.58%     1.61%     1.66%     1.73%     --        1.06%     2.20%     1.82%     1.81%
Ratio of net investment income
  to average net assets *            5.73%     5.12%     4.93%     7.17%     6.49%     --        2.92%      .79%     2.28%     4.34%
Portfolio turnover                 140.55%   174.40%   143.63%    87.67%    95.32%     --        --        --        --        --

*Ratios calculated as if no expenses were waived.
See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1995

1.   Summary of Significant Accounting Policies

     Financial Horizons Investment Trust (Trust) is a diversified, open-end investment company organized under the laws of Massachusetts by a Declaration of Trust dated May 9, 1988. The Trust offers shares in four separate mutual funds which are registered under the Investment Company Act of 1940, as amended. On December 19, 1988, the Trust was capitalized through the sale of capital stock to Nationwide Life Insurance Company in the amounts of $500,000 in the Growth Fund, $1,000,000 in the Municipal Bond Fund, $1,000,000 in the Government Bond Fund, and $2,000,000 in the Cash Reserve Fund, which including the earnings thereon are still invested in the respective funds.

(a)  Security Valuation

     (1) Growth Fund, Municipal Bond Fund and Government Bond Fund: Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market.

     (2) Cash Reserve Fund: Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

(b)  Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income, including pro rata and constant yield amortization of premium and discount where applicable, is recorded on an accrual basis.

(c)  Federal Income Taxes

     The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders.

     As of October 31, 1995, the Municipal and Government Bond Funds had net capital loss carry forwards of $1,200,475 and $2,048,440, respectively, which will expire in 7 to 8 years.

(d)  Dividends to Shareholders

     (1)  Growth Fund:

          Dividends are recorded on the ex-dividend date.

     (2)  Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund:

          Dividends are declared daily and paid monthly net investment income.

Distributable net realized capital gains are declared and distributed at least annually for all funds.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

(e)  Expenses

     Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

2.   Transactions with Affiliates

     As investment manager for the Funds, Nationwide Financial Services, Inc.
     (NFS), an affiliated company, receives an annual fee of .65% based on the average daily net assets of the Funds. Total annual expenses of each Fund will not exceed the limits prescribed by any state in which the Fund's shares are offered for sale. Such limitation did not affect management fees charged during the periods covered by the financial statements.

     NFS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Funds at an annual rate of .75%. NFS waived distribution fees for the Growth, Municipal Bond, and Government Bond Funds of $18,033, $65,771, and $476,865 respectively, representing $.049, $.026, and $.073 per average share outstanding, during the year ended October 31, 1995.

     NFS also receives fees as principal underwriter from contingent deferred sales charges (CDSC) ranging from 5% to 1%, changed from 6% maximum on March 1, 1994, imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past six years. During the year ended October 31, 1995, NFS received fees of $28,961, $97,848, $75,240, and $10,596 on the Growth, Municipal Bond,
     Government Bond, and Cash Reserve Funds, respectively. Additionally, the Government Bond Fund retained fees (CDSC) of $181,387 pursuant to NASD guidelines which limit sales charges payable to underwriters. These fees are reported as "other income."

     A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as transfer and dividend disbursing agent for the Funds.

3.   Bank Loans

     The Trust has an unsecured bank line of credit of $1,250,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. As of October 31, 1995, the Municipal Bond Fund was paying interest at 6.31% per year on its outstanding borrowings. No compensating balances are required.

4.   Investment Transactions

     Purchases and sales of investment securities (excluding short-term securities), and purchases and sales of U.S. Government Obligations for the year ended October 31, 1995 are summarized as follows:

                                                              U.S. GOVT.
                                 SECURITIES                   OBLIGATIONS
                         PURCHASES         SALES       PURCHASES         SALES
--------------------------------------------------------------------------------
Growth Fund             $ 1,968,808      2,318,346      1,496,301      1,601,432
Municipal Bond Fund      15,833,041     18,795,771           --             --
Government  Bond Fund          --        1,232,576     93,339,389     97,442,768
Cash Reserve Fund              --             --          814,876      1,150,000

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) at October 31, 1995 are the following components:

                                   UNREALIZED        UNREALIZED     UNREALIZED
                                     GAINS             LOSSES      APPRECIATION
                                                                  (DEPRECIATION)
--------------------------------------------------------------------------------
Growth Fund                        $1,920,737         (227,562)        1,693,175
Municipal Bond Fund                   544,781         (110,276)          434,505
Government  Bond Fund               3,089,329          (46,024)        3,043,305

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INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of The Financial Horizons Investment
Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Financial Horizons Investment Trust--Growth Fund, Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund--as of October 31, 1995, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We condicted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1995 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Financial Horizons Investment Trust as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                KPMG Peat Marwick LLP

Columbus, Ohio
December 8, 1995

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

FINANCIAL HORIZONS INVESTMENT TRUST

TRUSTEES
Peter F. Frenzer
Chairman
Columbus, Ohio
John C. Bryant
Wilmington, Ohio
Robert M. Duncan
Columbus, Ohio
Thomas J. Kerr, IV
Evanston, Illinois
D. Richard McFerson
Columbus, Ohio

OFFICERS
James F. Laird, Jr.
Treasurer
Rae I. Mercer
Secretary
Katherine E. Laverentz
Assistant Treasurer
William M. Wright
Assistant Treasurer
Peter Neckermann
Assistant Treasurer
Harry A. Schermer
Assistant Treasurer
Craig A. Carver
Assistant Treasurer
William G. Goslee
Assistant Treasurer

TOLL-FREE TELEPHONE ASSISTANCE
1-800-848-0920

TRANSFER AGENT
Nationwide Investors Services, Inc.
Box 1492
One Nationwide Plaza
Columbus, Ohio 43216

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

LEGAL COUNSEL
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43216

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

NATIONAL DISTRIBUTOR AND INVESTMENT ADVISOR
Nationwide Financial Services, Inc.
One Nationwide Plaza
Columbus, Ohio 43216

Financial Horizons and its logo are service marks of Nationwide(R) Life Insurance Company.


Financial Horizons Investment Trust
Box 182008
One Nationwide Plaza
Columbus, Ohio 43218

October 1995
Annual Report

BULK RATE
U.S. POSTAGE
PAID
COLUMBUS, OHIO
PERMIT NO. 492


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